Plant and Equipment, Net (Details) - USD ($)	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Plant and Equipment, Net [Abstract]
New plant and equipment purchased		$ 3,810
Depreciation expense	$ 14,805	$ 50,879